Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Note	Vessels	Vessels under construction	Right-of- use assets	Other tangible assets	Pre- payments	Total PPE
At January 1, 2024
Cost	—	3,265,939	106,513	56,241	4,717	—	3,433,410
Depreciation & impairment losses	—	(1,636,369)	—	(23,304)	(4,072)	—	(1,663,745)
Net carrying amount		1,629,570	106,513	32,937	645	—	1,769,665

Acquisitions	—	41,582	402,988	—	1,243	1,834	447,647
Acquisitions through business combinations	24	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	—	(108,749)	—	(30,000)	—	(595)	(139,344)
Depreciation charges	—	(77,916)	—	(955)	(1,658)	—	(80,529)
Transfer to assets held for sale	8	(182,806)	—	—	—	—	(182,806)
Transfers	—	308,470	(308,470)	—	—	—	—
Exit from the consolidation scope		—	—	(1,184)	(137)	—	(1,321)
Translation differences	—	(108)	(98)	(25)	(202)	(23)	(456)
Balance at June 30, 2024		2,035,607	678,498	2,204	22,110	1,886	2,740,305

At June 30, 2024
Cost	—	3,528,029	678,498	5,340	30,180	1,886	4,243,933
Depreciation & impairment losses	—	(1,492,422)	—	(3,136)	(8,070)	—	(1,503,628)
Net carrying amount		2,035,607	678,498	2,204	22,110	1,886	2,740,305
In the first six months of 2024, the Statia, Selena and Newton have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.
On January 22, 2024, the Company lifted the repurchase option for VLCC Newton (2009 - 307,284 dwt) that was under a bareboat contract for an aggregate amount of USD 30 million. The vessel was previously accounted for as a right-of-use asset.
On February 6, 2024, the Company took delivery of the Suezmax Bristol (2024 – 156,851 dwt).
On March 19, 2024, the Company took delivery of the fourth super-eco Newcastlemax Mineral France
(2024 – 210,000 dwt).
On April 12, 2024, the Company took delivery of the chemical tanker Bochem Casablanca (2024 - 25,000 dwt).
On May 13, 2024, the Company took delivery of the container vessel CMA CGM Baikal. This vessel has been sold and a capital gain of USD 15.6 million was booked in the second quarter of 2024.
On May 24, 2024, the Company took delivery of the Windcat 57, the first hydrogen-powered CTV of the
Mark 5 series. The unit is deployed in Scotland.
On June 24, 2024, the Company took delivery of the fifth super-eco Newcastlemax Mineral Deutschland
(2024 – 210,000 dwt).
On June 28, 2024, the Company took delivery of the chemical tanker Bochem Shanghai (2024 – 25,000 dwt).
The other tangible assets include the Hydrotug, the hydrogen refuelling station and a range of machinery, equipment and vehicles.
The Group had fifty vessels under construction at June 30, 2024, for an aggregate amount of installments paid of USD 678.5 million. The amounts presented within "vessels under construction" relate to five eco-
type VLCCs, three eco-type Suezmax, two dual-fuel bitumen tankers, twenty-three Newcastlemax bulk carriers, two 6,000 TEU container vessels, four chemical tankers, six CSOVs (Commissioning Service
Operations Vessels), one coaster vessel of 5,000 dwt, one 1,400 TEU ammonia-powered container vessel and three Hydrocat CTVs (Crew Transfer Vessel). The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction. As per June 30, 2024, the total amount that was capitalized amounts to USD 19.4 million at an average interest rate of 7%.
Disposal of assets – Gains/losses

(in thousands of USD)	Note	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	—	40,523	18,459	22,064	—
At June 30, 2023		40,523	18,459	22,064	—

		Sale price	Book Value	Gain	Loss
Alice - Sale	—	85,965.6	61,626	24,340	—
Anne - Sale	—	86,275.4	62,820	23,455	—
Aquitaine - Sale	—	90,268	58,657	31,611	—
Dominica - Sale	—	82,685	52,826	29,859	—
Desirade - Sale	—	85,965	56,071	29,894	—
Alboran - Sale	—	86,418	56,362	30,056	—
Aral - Sale	—	86,472	56,445	30,027	—
Andaman - Sale	—	86,976	56,636	30,340	—
Hatteras - Sale	—	90,310	59,368	30,942	—
Delos - Sale	—	112,888	83,611	29,277	—
Doris - Sale	—	113,010	84,438	28,572	—
Derius - Sale	—	104,627	81,458	23,169	—
Camus - Sale	—	123,420	92,228	31,192	—
Oceania - Sale	—	43,120	8,294	34,826	—
Noble - Sale	—	53,955	25,716	28,239	—
Nectar - Sale	—	53,955	23,873	30,082	—
Newton - Sale	—	53,955	33,285	20,670	—
CMA CGM Baikal - Sale		71,500	55,879	15,621	—
Corporate - Sale		2,000	1,625	375	—
At June 30, 2024		1,513,765	1,011,218	502,547	—

On October 9, 2023, the Company announced the agreement between two reference shareholders CMB
NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement is the sale of 24 VLCC tankers from the Euronav fleet for a total of USD 2.35 billion. A total of 11 VLCC tankers have been delivered before December 31, 2023.
The 13 remaining vessels (Alice, Anne, Aquitaine, Dominica, Desirade, Alboran, Aral, Andaman, Hatteras,
Delos, Doris, Derius and Camus) delivered in the first quarter of 2024 contributed to a total capital gain of
USD 372.7 million, which was recorded in the first quarter of 2024.
On November 8, 2023, the Company sold the ULCC Oceania (2003 - 441,561 dwt), for USD 43.1 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2023, and had a carrying value of USD 8.3 million. The vessel was delivered to her new owner on January 15, 2024. Taking into account the sales commission, the net gain on this vessel amounts to USD 34.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2024.
On March 15, 2024, the Company sold the N-class vessels Noble, Nectar and Newton for a net sale price after commission of USD 161.9 million. The vessels have all been delivered during the second quarter of
2024 and the net gain of USD 79.0 million on the transaction was recognized in the consolidated statement of profit or loss.
On November 11, 2021, the Company agreed to sell the container vessel CMA CGM Baikal for a net sale price of USD 71.5 million. The vessel has been delivered to her new owners in the second quarter of 2024 and a net gain of USD 15.6 million has been booked in the consolidated statement of profit or loss.
Impairment
Vessels
The Group defines its cash generating unit as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a cash generating unit. The carrying amounts of The Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.
In accordance with IAS 36, the Group has updated its review of various internal and external indicators performed as of December 31, 2023 to determine whether there were indications that vessels in the marine segment were impaired as of June 30, 2024.
The following are examples of internal indications of impairment that are considered in assessing whether indicator-based impairment testing is necessary:
1.the obsolescence or physical damage of an asset;
2.significant changes in the extent or manner in which an asset is (or is expected to be) used that have
(or will have) an adverse effect on the entity;
3.a plan to dispose of an asset before the previously expected date of disposal;
4.indications that the performance of an asset is, or will be, worse than expected;
5.cash flows for acquiring the asset, operating or maintaining it that are significantly higher than originally budgeted;
6.net cash flows or operating profits that are lower than originally budgeted; and
7.net cash outflows or operating losses. [IAS 36.12(e)–(g), 14]
The following are examples of external indications of impairment that are considered in assessing whether indicator-based impairment testing is necessary:
1.market capitalization below net asset value;
2.a significant and unexpected decline in market value;
3.significant adverse effects in the technological, market, economic or legal environment;
4.increases in market interest rates
After analyzing the potential impairment indicators and considering the strong performance in the first half of 2024, the positive outlook for the second half of 2024 and beyond, the current share price and the fair market values of the fleet, the Company conclude that there are no indications of impairment.
Consequently, we have determined that no further impairment testing is required.
Security
All vessels financed with bank loans are subject to a mortgage to secure bank loans (see Note 16).
Capital commitment
As at June 30, 2024 the Group's total capital commitment amounts to USD 2.7 billion (December 31, 2023:
USD 623.8 million). These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2024		2025		2026		2027

Commitments in respect of:
Tankers	755,340	129,340		95,370		463,310		67,320
Dry bulk vessels	1,316,062	311,773	—	573,421	—	355,518	—	75,350
Container vessels	143,373	90,802		15,009		37,562		—
Chemical tankers	214,272	68,972		47,200		98,100		—
CSOVs	264,725	35,646		143,853		60,499		24,728
Total	2,693,772	636,533		874,853		1,014,989		167,398

The current newbuilding program of the Group comprises the following:
–5 eco-type VLCCs,
–4 eco-type Suezmaxes,²
–23 Newcastlemax bulk carriers,
–2 6,000 TEU container vessels,
–4 chemical tankers,
–6 CSOVs (Commissioning Service Operation Vessel),
–2 coasters of 5,000 dwt,
–1 ammonia-powered container vessel with a capacity of 1,400 TEU,
–2 dual-fuel bitumen tankers.